Borrowings and financial liabilities - BPI France conditional advance, BIO101 project (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Nov. 19, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Nov. 28, 2016 EUR (€)
Disclosure of financial liabilities [line items]
Amount of agreement			€ 10,000,000	€ 32,000,000		€ 24,000,000
Principal amount of loan		€ 15,000,000		€ 4,000,000	€ 9,000,000
BPI France - BIO101
Disclosure of financial liabilities [line items]
Amount of agreement							€ 1,100,000
Principal amount of loan		€ 1,100,000
Extension period of first and second quarter payment		6 months
BPI France - BIO101 | December 31, 2018 to September 30, 2023
Disclosure of financial liabilities [line items]
Original repayment schedule amounts, quarterly	€ 55
Original number of quarterly payments	20
BPI France - BIO101 | June 30, 2020 to March 31, 2024
Disclosure of financial liabilities [line items]
Revised repayment schedule amounts, quarterly		€ 55,000
Revised number of quarterly payments		11